TAXATION - SUMMARY OF OPERATING LOSS CARRYFORWARDS (Details) - Foreign Tax Authority $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Indonesia
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 20,341
Date of expiry	Dec. 31, 2018
Jordan
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 11,030
Date of expiry	Dec. 31, 2020